Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000013069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.43%	0.37%		2.57%
C000013071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.90%	0.27%		2.31%
C000048637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000231374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W
C000154967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.88%)	0.62%	1.57%
C000154968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.73%	0.56%	1.30%
C000154969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000081348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(1.28%)	0.30%		1.70%
C000081349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.18%	0.20%		1.43%
C000081350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000081345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(1.75%)	0.27%		1.46%
C000081346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(0.16%)	0.18%		1.18%
C000081347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000074079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.96%)	0.39%		0.93%
C000074080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.72%	0.31%		0.66%
C000074081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013069
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	1.04%		2.91%
Without Sales Load [Member] | C000013071
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	0.27%		2.31%
Without Sales Load [Member] | C000048637
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%	1.30%		3.18%
Without Sales Load [Member] | C000231374
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	1.58%		3.32%
Without Sales Load [Member] | C000154967
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	1.29%	1.92%
Without Sales Load [Member] | C000154968
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%	0.56%	1.30%
Without Sales Load [Member] | C000154969
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%	1.57%	2.20%
Without Sales Load [Member] | C000081348
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%	0.96%		2.04%
Without Sales Load [Member] | C000081349
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%	0.20%		1.43%
Without Sales Load [Member] | C000081350
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	1.21%		2.30%
Without Sales Load [Member] | C000081345
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%	0.93%		1.79%
Without Sales Load [Member] | C000081346
Average Annual Return [Line Items]
Average Annual Return, Percent	0.82%	0.18%		1.18%
Without Sales Load [Member] | C000081347
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%	1.19%		2.04%
Without Sales Load [Member] | C000074079
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	1.05%		1.26%
Without Sales Load [Member] | C000074080
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	0.31%		0.66%
Without Sales Load [Member] | C000074081
Average Annual Return [Line Items]
Average Annual Return, Percent	2.73%	1.33%		1.52%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.08%	0.73%		2.12%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.12%	0.92%	1.76%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.12%	0.92%	1.76%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.12%	0.92%	1.76%
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Average Annual Return, Percent	0.99%	0.77%		2.20%
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Average Annual Return, Percent	2.01%	0.88%		2.60%
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Average Annual Return, Percent	0.99%	0.77%		2.20%
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Average Annual Return, Percent	2.01%	0.88%		2.60%
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Average Annual Return, Percent	0.99%	0.77%		2.20%
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Average Annual Return, Percent	2.01%	0.88%		2.60%
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return, Percent	0.98%	0.49%		1.84%
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	1.70%	0.74%		1.88%
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return, Percent	0.98%	0.49%		1.84%
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	1.70%	0.74%		1.88%
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return, Percent	0.98%	0.49%		1.84%
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	1.70%	0.74%		1.88%
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return, Percent	1.71%	0.59%		1.29%
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Average Annual Return, Percent	2.14%	0.79%		1.58%
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return, Percent	1.71%	0.59%		1.29%
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Average Annual Return, Percent	2.14%	0.79%		1.58%
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return, Percent	1.71%	0.59%		1.29%
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Average Annual Return, Percent	2.14%	0.79%		1.58%